Asset Retirement Obligations	6 Months Ended
Jun. 30, 2011
Asset Retirement Obligations
Asset Retirement Obligations

9. Asset retirement obligations:

At the end of each period, AROs are equal to the present value of all estimated future costs required to remediate any environmental disturbances that exist as of the end of the period, using discount rates applicable at the time of initial recognition of each component of the liability. Included in this liability are the costs of closure, reclamation, demolition, and stabilization of the mines, processing plants, infrastructure, leach pads, waste dumps, and ongoing post-closure environmental monitoring costs. While the majority of these costs will be incurred near the end of the mines' lives, it is expected that certain ongoing reclamation costs will be incurred prior to mine closure. These costs are recorded against the ARO liability as incurred. The liability recognized in 2010 was discounted using the Company's credit adjusted risk free rate of 5.9 percent. Amounts recorded in prior years were discounted at rates ranging from 6 percent to 13 percent.  The inflation rates used in the calculations were 1.5 percent for the year ended December 31, 2010 and ranged from 2.4 percent to 4.1 percent in prior years. The schedule of payments to settle the ARO liability will occur over the life of the operating assets, which currently runs through 2022.

The following schedule provides rollforward of the carrying values for AROs for the six months ended June 30, 2011 and twelve months ended December 31, 2010:

	June 30	December 31
	2011	2010
Balance, beginning of the period	$ 4,619,300	$ 5,029,100
Settlements	(238,200)	(507,300)
Accretion expense	216,600	487,500
Change in estimate	-	(410,500)
Effect of exchange rate on activity	11,900	20,500
Balance, end of the period	4,609,600	4,619,300
Less: AROs - current	691,700	647,900

AROs - non-current	$ 3,917,900	$ 3,971,400

At Kendall, the ARO of $2.1 million is based on the estimated costs for capping and seeding, construction and maintenance of a water treatment system and costs to maintain property during the reclamation period. At Briggs, the ARO of $2.0 million is based on the estimated costs for contouring, seeding and fertilizing of waste dumps; facility dismantling; contouring and seeding of leach pads; water management; and plant site. The remaining AROs relate to the estimated costs to reclaim exploration drilling activities.